[LOGO]
                               THE AL FRANK FUND





               ANNUAL REPORT
               DECEMBER 31, 2000


               THE AL FRANK FUND
               465 FOREST AVENUE, SUITE I
               LAGUNA BEACH, CA 92651
               SHAREHOLDER SERVICES (888) 263-6443
               DAILY NAV: (877) 654-1325
               WWW.ALFRANK.COM

                                           AL FRANK ASSET MANAGEMENT, INC.
                                           PUBLISHER OF THE PRUDENT SPECULATOR
                                           P.O. Box 1438, Laguna Beach, CA 92652
                                           Phone 949-497-7657 Fax 949-497-7658
                                           www.alfrank.com

Dear Fund Shareholder:

While every year is unique, the year 2000 was especially fascinating as stocks in general, and technology issues in particular, endured a wild roller-coaster ride, with the Nasdaq Composite Index down 39.29%, turning in its worst year ever. After a promising start to the year, we saw air rapidly rush out of Internet stocks as the dot.com bubble was pricked. Momentum players also suffered as the "Greater Fool" investment theory failed to deliver, wiping out much or all of the outsized gains from 1999. Considering that the industry-standard benchmark, the S&P 500, was also down more than 9% in 2000, we have to be pleased that the Al Frank Fund (VALUX) held its own, ending the year up nearly 7%.

Now we take no pleasure in the trials and tribulations of other investors, but we must admit to a small sense of satisfaction that we were generally vindicated for staying true to our value-oriented discipline. Many dyed-in-the-wool value followers threw in the towel during 2000, including several legendary gurus, yet almost as the obituary was being written for this, in our opinion, historically most profitable investment strategy, the tide began to turn. While the JDS Uniphases, Yahoos and Ciscos of the investment universe underwent dizzying corrections, money flowed into "old economy" companies like home builders, banks, insurers and a variety of smaller capitalization stocks. In fact, with valuations so inexpensive for much of the year, we saw a high number of our stocks acquired by rivals, management-led groups or buyout firms.

Happily, The Al Frank Fund was able to outperform the major market averages as its so-called "New Economy" technology stocks performed extremely well in the first quarter of the year, causing us to capture some or all of our profits on many of the formerly inexpensive "Value" stocks that had suddenly become high-flying momentum investor "must-haves". While our relatively heavy technology weighting caused the Fund to give up a portion of its early-year gains, our "Old Economy" and Small Capitalization lended enough support so that the overall year-to-date performance remained solidly in the black.

One of our goals in managing the Fund is to be as tax-efficient as possible. We expect our turnover to be no more than 25% a year given that we are generally "buy-and-hold" investors. This lower turnover, generally, but not always, can mean smaller and fewer capital gains distributions to shareholders which many would perceive as tax-friendly. Because we had captured some or all of our profits on many of our biggest winners early in the year, we made our first ever (the Fund's inception date was January 2, 1998) distribution of $1.0677 per share on September 19, 2000. We did our best to mitigate this gain by offsetting a portion with capital losses on less-promising stocks.

The dynamics of the 2000 market led to significant year-end tax-loss selling as many investors were practically forced to sell stocks in November and December to reduce giant tax burdens incurred in the first half of the year. This unprecedented bout of selling, especially in the small and micro capitalization stocks, created incredible bargains as 2000 ended, so much so that the "January Effect" in 2001 was as strong as any that we can remember, carrying VALUX up nearly 20% for the first month of the year. Alas, February has experienced a dizzying correction with the Nasdaq Composite wiping out an earlier 12% gain by tumbling to a loss of 6% as of this writing on February 26. Despite the market-wide downturn, VALUX was still ahead nearly 15% so far in 2001.

                               THE AL FRANK FUND

Of course, short term results are not as meaningful as our long term performance. We continue to be proud of the fact that The Al Frank Fund, since its inception, on 1/2/98 has outperformed its peers and its benchmark S&P 500 Index by a significant margin. As of this writing on February 26, 2001, VALUX has enjoyed an annualized rate of return of 20.20% since inception (18.06%, adjusted for the maximum sales load).

Because we continue to have a historically high 100 purchase candidates on our recommended list, we remain very positive about the outlook for the Fund over the remainder of 2001, especially as the shortsighted market seems to have already priced in a far-from-certain recession in many industries. Of course, many are starting to believe that the friendly Federal Reserve, which ignited the "January Effect" on the second trading day of the year with a surprising 50 basis point interest rate cut, will be successful in engineering a so-called "soft landing". Throw in likelihood of additional interest rate cuts in the near future and the continued bifurcation of the stock markets where valuations for the majority of stocks remain at historically low levels, even as many large capitalization companies trade for dangerously high multiples, and we can't help but continue to be very bullish for the near and long term prospects for the Al Frank Fund.

The Fund continues to maintain a healthy balance between "old economy" traditional value investments and undervalued technology stocks. We have utilized this "best of both worlds" philosophy throughout our many years of managing private accounts and we expect VALUX to continue to benefit from our brand of "Value" investing. We thank you for the opportunity to serve your investment needs and we remind shareholders that Al Frank Asset Management is among the largest shareholders in The Al Frank Fund.

Sincerely,

/s/ John Buckingham    /s/ Al Frank

John Buckingham and Al Frank

Footnotes:

Performance figures of the Fund referenced represent past performance and are not indicative of future performance. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. This report is authorized for use when preceded or accompanied by a current prospectus for the Fund. The prospectus contains more information about the risks and on-going expenses of an investment in the Fund.

The Fund's total return for the year ended December 31, 2000 was 6.98% and since inception (January 2, 1998) through December 31, 2000 was 15.91%. If the maximum sales charge were reflected, the Fund's returns for the same periods would have been 1.10% and 13.74%, respectively.

The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The NASDAQ Stock Market is the largest electronic, screen-based market in the world with over 5,100 companies listed.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ.

                                THE AL FRANK FUND

                                THE AL FRANK FUND
 Comparison of the change in value of a $10,000 investment in The Al Frank Fund versus the Russell 2000 Index, the Wilshire 5000 Equity Index and
                           the S&P/Barra Value Index.

                    Average Annual Total Return(1)
                    1 year............................1.10%
                    Since inception (1/2/98).........13.74%

                                  Wilshire 5000       Russell         S&P/Barra
            The Al Frank Fund     Equity Index       2000 Index      Value Index
            -----------------     ------------       ----------      -----------
2-Jan-98         $10,000             $10,000          $10,000          $10,000
31-Mar-98        $10,575             $11,287          $10,999          $11,161
30-Jun-98        $ 9,289             $11,468          $10,695          $11,219
30-Sep-98        $ 7,201             $10,052          $ 8,320          $ 9,518
31-Dec-98        $ 8,571             $12,172          $ 9,655          $11,177
31-Mar-99        $ 7,985             $12,591          $ 9,099          $11,496
30-Jun-99        $10,726             $13,533          $10,473          $12,737
30-Sep-99        $10,641             $12,753          $ 9,778          $11,562
31-Dec-99        $13,750             $14,855          $11,550          $12,599
31-Mar-00        $16,481             $15,423          $12,335          $12,628
30-Jun-00        $15,271             $14,730          $11,835          $12,086
30-Sep-00        $15,668             $14,755          $11,930          $13,151
31-Dec-00        $14,710             $13,237          $11,064          $13,365

Past performance is no guarantee of future results. Share value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than the original investment. Indices do not incur expenses and are not available for investment.

(1) Average Annual Total Return represents the average change in account value over the periods indicated and includes the maximum sales charge.

The Wilshire 5000 Equity Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange. As of 12/00, the index was comprised of 6,590 companies. The valuation calculation for the Wilshire 5000 Equity Index is for the period December 31, 1997 through December 31, 2000.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

The S&P/Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 with lower price-to-book ratios.

                                THE AL FRANK FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS: 97.44%                                   Market Value
--------------------------------------------------------------------------------

            ADVANCED INDUSTRIAL EQUIPMENT:  1.34%
   3,000    KLA-Tencor Corp.*.....................................  $   101,063
   4,002    MTS Systems Corp......................................       29,015
  11,600    Stratasys, Inc.*......................................       30,450
  10,000    The Lamson & Sessions Co.*............................      105,000
                                                                    -----------
                                                                        265,528
                                                                    -----------
            ADVANCED MEDICAL DEVICES:  1.05%
  20,000    Laserscope*...........................................       21,876
  13,774    Utah Medical Products, Inc.*..........................      103,305
   8,000    VISX, Inc.*...........................................       83,500
                                                                    -----------
                                                                        208,681
                                                                    -----------
            AEROSPACE & DEFENSE:  3.62%
  11,000    Allied Research Corp.*................................       94,188
   8,000    Barringer Technologies, Inc.*.........................       59,500
   6,000    BE Aerospace, Inc.*...................................       96,000
   3,100    Ducommun, Inc.*.......................................       34,294
   3,000    Kaman Corp............................................       50,625
   1,000    Litton Industries, Inc.*..............................       78,688
   8,000    LMI Aerospace, Inc.*..................................       17,500
   1,200    Lockheed Martin Corp..................................       40,740
   1,600    Primex Technologies, Inc..............................       51,000
   1,500    Raytheon Co. - Class B................................       46,594
   1,000    Sequa Corp.*..........................................       36,375
  10,000    SIFCO Industries, Inc.................................       47,500
  20,000    TransTechnology Corp.*................................       63,750
                                                                    -----------
                                                                        716,754
                                                                    -----------
            AIRLINES:  1.92%
   3,000    AMR Corp.*............................................      117,563
   1,500    Delta Air Lines, Inc..................................       75,281
   4,000    KLM Royal Dutch Airlines*.............................       90,000
   2,500    UAL Corp..............................................       97,344
                                                                    -----------
                                                                        380,188
                                                                    -----------
            ALUMINUM:  0.59%
   3,500    Alcoa, Inc............................................      117,250
                                                                    -----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            AUTOMOBILE MANUFACTURERS:  0.77%
   2,000    DaimlerChrysler Corp..................................  $    82,400
   3,000    Ford Motor Co.........................................       70,313
                                                                    -----------
                                                                        152,713
                                                                    -----------
            AUTOMOBILE PARTS & EQUIPMENT:  2.67%
   3,350    ArvinMeritor, Inc.*...................................       38,106
   6,000    Cooper Tire & Rubber..................................       63,750
  11,999    Dura Automotive Systems, Inc.*........................       62,995
   4,500    Genuine Parts Co......................................      117,844
   3,000    Lear Corp.*...........................................       74,438
   5,000    The Goodyear Tire & Rubber Co.........................      114,950
   5,000    Visteon Corp.*........................................       57,500
                                                                    -----------
                                                                        529,583
                                                                    -----------
            BANKS:  2.91%
   2,000    Bank of America Corp..................................       91,750
   1,000    BANK ONE CORP.........................................       36,625
  20,000    Bankatlantic Bancorp., Inc............................       75,000
   8,000    Bay View Capital Corp.*...............................       50,000
   2,000    Capstead Mortgage Corp................................       21,750
   1,100    Citigroup Inc.........................................       56,169
     819    First Union Corp......................................       22,778
   8,000    Pacific Century Financial Corp........................      141,500
  10,000    Soverign BanCorp., Inc................................       81,250
                                                                    -----------
                                                                        576,822
                                                                    -----------
            BIOTECHNOLOGY:  0.26%
  20,000    Zonagen, Inc.*........................................       52,500
                                                                    -----------
            BUILDING MATERIALS:  2.07%
     900    Ameron International Corp.............................       33,525
   4,000    Hughes Supply.........................................       71,760
   7,000    JLG Industries, Inc...................................       74,375
   1,700    NCI Building System, Inc.*............................       31,981
   3,000    Nortek,  Inc.*........................................       71,063
   5,500    OMNOVA Solutions, Inc.*...............................       33,000
   5,650    Pope & Talbot, Inc....................................       94,991
                                                                    -----------
                                                                        410,695
                                                                    -----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            BUSINESS SERVICES:  2.84%
  13,900    Ablest, Inc.*.........................................  $    72,975
  20,000    Analysts International Corp...........................       76,250
   9,500    Cambridge Technology Partners (Massachusetts), Inc.*..       24,938
   8,000    Comdisco, Inc.........................................       91,500
  19,600    Computer Horizons Corp.*..............................       47,775
  20,000    Encompass Services Corp.*.............................      101,250
   7,000    IKON Office Solutions, Inc............................       17,500
   2,500    Right Management Consultants, Inc.*...................       39,375
  25,000    SOS Staffing Services, Inc.*..........................       43,750
  27,720    Vicon Industries, Inc.*...............................       46,778
                                                                    -----------
                                                                        562,091
                                                                    -----------
            CHEMICALS - COMMODITY:  1.11%
   5,000    Olin Corp.............................................      110,625
   3,000    The Dow Chemical Co...................................      109,875
                                                                    -----------
                                                                        220,500
                                                                    -----------
            CHEMICALS - SPECIALTY:  1.98%
   7,000    Crompton Corp.........................................       73,500
   7,000    IMC Global, Inc.......................................      108,938
   2,200    Octel Corp.*..........................................       25,300
   8,000    Spartech Corp.........................................      164,500
   1,400    Wellman, Inc..........................................       19,775
                                                                    -----------
                                                                        392,013
                                                                    -----------
            CLOTHING/FABRICS:  1.95%
   1,000    Garan, Inc............................................       23,375
  10,000    Guess?, Inc.*.........................................       53,125
   4,500    Kellwood Co...........................................       95,063
   5,000    Oxford Industries.....................................       76,250
   3,000    Quicksilver, Inc.*....................................       58,125
   5,000    Tommy Hilfiger Corp.*.................................       49,063
   3,500    Unifi, Inc.*..........................................       31,281
                                                                    -----------
                                                                        386,282
                                                                    -----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            COMMUNICATIONS TECHNOLOGY:  2.52%
     186    Avaya, Inc.*..........................................  $     1,918
   3,334    Cabletron Systems, Inc.*..............................       50,218
   8,000    Clarent Corp.*........................................       90,500
   4,000    Davox Corp.*..........................................       39,000
  10,000    Digi International, Inc.*.............................       61,250
  15,000    Glenayre Technologies, Inc.*..........................       52,969
   2,233    Lucent Technologies, Inc..............................       30,146
  10,000    Network Peripherals, Inc.*............................       64,375
  50,000    VTEL Corp.*...........................................       43,750
  20,000    Zoom Telephonics, Inc.*...............................       66,250
                                                                    -----------
                                                                        500,376
                                                                    -----------
            COMPUTERS:  3.57%
   8,000    Adaptec, Inc.*........................................       82,000
   6,000    Apple Computer, Inc.*.................................       89,250
  10,400    Applied Graphics Technologies, Inc.*..................       35,100
   4,000    Compaq Computer Corp..................................       60,200
  12,000    Exabyte Corp.*........................................       41,250
  20,000    Iomega Corp.*.........................................       67,400
   1,785    MicroTouch Systems, Inc.*.............................       37,290
   3,000    Quantum Corp. - DLT & Storage Systems Group*..........       39,938
   4,500    Quantum Corp. - Hard Disk Drive Group*................       36,000
  16,000    Read-Rite Corp.*......................................       64,500
   8,000    Storage Technology Corp.*.............................       72,000
  18,475    Trident Microsystems, Inc.*...........................       83,138
                                                                    -----------
                                                                        708,066
                                                                    -----------
            CONSUMER SERVICES:  0.87%
  20,000    ANC Rental Corp.*.....................................       70,000
   2,500    H&R Block, Inc........................................      103,438
                                                                    -----------
                                                                        173,438
                                                                    -----------
            CONTAINERS & PACKAGING:  0.31%
  20,000    Applied Extrusion Technology, Inc.*...................       61,875
                                                                    -----------
            COSMETICS/PERSONAL CARE:  0.26%
  10,000    Allou Health & Beauty Care, Inc.*.....................       32,500
   4,000    Helen of Troy Ltd.*...................................       19,500
                                                                    -----------
                                                                         52,000
                                                                    -----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            ELECTRICAL COMPONENTS & EQUIPMENT:  4.31%
  30,000    Aerovox, Inc.*........................................  $    60,000
  10,000    Aetrium, Inc.*........................................       27,500
   5,000    American  Power Conversion  Corp.*....................       61,875
   4,000    AVX Corp..............................................       65,500
   4,000    Bel Fuse Inc. - Class B...............................      136,000
  60,000    InVision Technologies, Inc.*..........................       86,250
   8,289    Nam Tai Electronics, Inc..............................      126,407
   5,000    PRI Automation, Inc.*.................................       93,750
   5,400    Recoton Corp.*........................................       41,175
   7,600    RF Industries, Ltd.*..................................       20,900
   3,100    Thomas & Betts Corp...................................       50,181
   5,625    Vishay Intertechnology, Inc.*.........................       85,078
                                                                    -----------
                                                                        854,616
                                                                    -----------
            FINANCIAL SERVICES, DIVERSIFIED:  0.32%
   4,847    Conseco, Inc..........................................       63,920
                                                                    -----------
            FIXED LINE COMMUNICATIONS:  0.70%
   4,000    AT&T Corp.............................................       69,250
   5,000    WorldCom, Inc.*.......................................       70,000
                                                                    -----------
                                                                        139,250
                                                                    -----------
            FOOD:  0.27%
   2,200    Sara Lee Corp.........................................       54,038
                                                                    -----------
            FOOD RETAILERS:  0.47%
   3,500    Albertson's, Inc......................................       92,750
                                                                    -----------
            FOOTWEAR:  1.38%
   5,000    Maxwell Shoe Co., Inc.*...............................       53,750
   1,800    Reebok International Ltd.*............................       49,212
   5,000    R. G. Barry Corp.*....................................       11,876
   3,199    Saucony, Inc. - Class B*..............................       25,792
   2,000    The Timberland Co. - Class A*.........................      133,750
                                                                    -----------
                                                                        274,380
                                                                    -----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            FOREST PRODUCTS:  0.39%
   2,500    Georgia-Pacific Corp..................................  $    77,813
                                                                    -----------
                 HEALTHCARE PROVIDERS:  1.96%
     750    Aetna, Inc............................................       30,797
  11,500    Curative Health Services, Inc.*.......................       63,969
  12,000    HEALTHSOUTH Corp.*....................................      195,750
  35,000    LCA-Vision, Inc.*.....................................       37,187
  13,500    Res-Care, Inc.*.......................................       60,750
                                                                    -----------
                                                                        388,453
                                                                    -----------
            HEAVY MACHINERY:  0.15%
   1,800    A.O. Smith Corp.......................................       30,713
                                                                    -----------
            HOME CONSTRUCTION:  2.98%
  16,000    Cavalier Homes, Inc.*.................................       14,000
  10,000    Champion Enterprises, Inc.*...........................       27,500
   4,000    Clayton Homes, Inc....................................       46,000
   4,360    D.R. Horton, Inc......................................      106,548
   8,000    Fleetwood Enterprises, Inc............................       84,000
   3,000    Kaufman and Broad Home Corp...........................      101,063
  11,000    SMC Corp.*............................................       23,375
   6,000    Standard Pacific Corp.................................      140,250
   1,200    Toll Brothers, Inc.*..................................       49,050
                                                                    -----------
                                                                        591,786
                                                                    -----------
            HOME FURNISHINGS:  2.05%
  14,000    Applica, Inc.*........................................       68,250
   4,000    Chromcraft Revington, Inc.*...........................       40,000
   6,000    Craftmade International, Inc..........................       42,375
   3,100    Maytag Corp...........................................      100,169
  25,000    The Dixie Group, Inc.*................................       59,375
   2,000    Whirlpool Corp........................................       95,375
                                                                    -----------
                                                                        405,544
                                                                    -----------
            HOUSE-DURABLE:  1.28%
   3,000    Department 56, Inc.*..................................       34,500
   3,500    Springs Industries, Inc...............................      113,531
   4,000    The Sherwin-Williams Co...............................      105,250
                                                                    -----------
                                                                        253,281
                                                                    -----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            HOUSE-NON-DURABLE:  0.29%
   8,400    Central Garden & Pet Company - Class A*...............  $    57,750
                                                                    -----------
            INDUSTRIAL & COMMERCIAL SERVICES:  1.06%
   4,500    Avnet, Inc............................................       96,750
  10,000    Nu Horizons Electronics Corp.*........................       89,375
   8,000    Trio-Tech International*..............................       24,000
                                                                    -----------
                                                                        210,125
                                                                    -----------
            INDUSTRIAL DIVERSIFIED:  1.21%
   8,000    GenCorp, Inc..........................................       77,000
  15,300    McRae Industries, Inc.................................       80,325
   7,000    P & F Industries, Inc. - Class A*.....................       35,875
   1,000    Rockwell International Corp...........................       47,625
                                                                    -----------
                                                                        240,825
                                                                    -----------
            INSURANCE, LIFE:  0.77%
     400    National Western Life Insurance Co.*..................       41,225
   1,500    Torchmark Corp........................................       57,656
   2,000    UnumProvident Corp....................................       53,750
                                                                    -----------
                                                                        152,631
                                                                    -----------
            INSURANCE, PROPERTY & CASUALTY:  1.27%
   2,000    E.W. Blanch Holdings..................................       34,875
   5,000    Enhance Financial Services Group, Inc.................       77,188
     800    MGIC Investment Corp..................................       53,950
   1,000    The Allstate Corp.....................................       43,563
   1,700    Trenwick Group, Inc...................................       42,181
                                                                    -----------
                                                                        251,757
                                                                    -----------
            MARINE TRANSPORTATION:  0.69%
   5,000    Sea Containers Ltd. - Class A.........................      108,750
   1,900    Stolt-Nielsen S.A. ADR................................       28,738
                                                                    -----------
                                                                        137,488
                                                                    -----------
            MEDICAL SUPPLIES:  1.22%
   7,000    Bergen Brunswig Corp..................................      110,810
   5,000    Boston Scientific Corp.*..............................       68,438
  10,000    Minntech Corp.........................................       61,875
                                                                    -----------
                                                                        241,123
                                                                    -----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            OIL, DRILLING:  0.61%
   2,300    Global Marine, Inc.*..................................  $    65,263
  16,400    Harken Energy Corp.*..................................       55,350
                                                                    -----------
                                                                        120,613
                                                                    -----------
            OIL, EQUIPMENT & SERVICES:  2.31%
  10,000    Giant Industries, Inc.*...............................       73,125
   5,000    Holly Corp............................................       93,750
   6,000    Maverick Tube Corp.*..................................      135,750
   5,000    Oceaneering International, Inc.*......................       97,188
   2,700    Offshore Logistics, Inc.*.............................       58,177
                                                                    -----------
                                                                        457,990
                                                                    -----------
            OIL, SECONDARY:  1.75%
  10,000    Friede Goldman Halter*................................       35,625
   6,000    Ocean Energy, Inc.....................................      104,250
  10,000    Range Resources Corp.*................................       68,750
   1,500    Ultramar Diamond Shamrock Corp........................       46,313
   2,500    Valero Energy Corp....................................       92,969
                                                                    -----------
                                                                        347,907
                                                                    -----------
            OTHER NON-FERROUS:  0.69%
   4,000    Cleveland-Cliffs, Inc.................................       86,250
     899    Phelps Dodge Corp.....................................       50,175
                                                                    -----------
                                                                        136,425
                                                                    -----------
            PAPER PRODUCTS:  0.62%
   3,000    International Paper Co................................      122,438
                                                                    -----------
            PHARMACEUTICALS:  0.48%
   4,000    Nature's Sunshine Products, Inc.......................       27,250
  40,000    Twinlab Corp.*........................................       67,500
                                                                    -----------
                                                                         94,750
                                                                    -----------
            POLLUTION CONTROL/WASTE MANAGEMENT:  0.16%
   6,000    IMCO Recycling, Inc...................................       31,875
                                                                    -----------
            PRECIOUS METALS:  0.34%
   2,500    De Beers Consolidated Mines Ltd. ADR..................       66,875
                                                                    -----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            RAILROADS:  0.92%
   3,500    CSX Corp..............................................  $    90,781
   1,800    Union Pacific Corp....................................       91,350
                                                                    -----------
                                                                        182,131
                                                                    -----------
            REAL ESTATE INVESTMENT:  0.64%
   8,000    HRPT Properties Turst.................................       60,500
   3,000    LNR Property Corp.....................................       66,000
                                                                    -----------
                                                                        126,500
                                                                    -----------
            RECREATIONAL PRODUCTS:  1.82%
   4,000    Brunswick Corp........................................       65,750
   2,200    Callaway Golf Co......................................       40,975
   3,600    Coastcast Corp........................................       63,000
   2,000    Eastman Kodak Co......................................       78,750
   6,000    K2, Inc.*.............................................       48,000
   4,000    Mikasa, Inc...........................................       65,250
                                                                    -----------
                                                                        361,725
                                                                    -----------
            RESTAURANTS:  0.67%
   3,500    Landry's Seafood Restaurants, Inc.....................       34,781
   3,000    TRICON Global Restaurants, Inc.*......................       99,000
                                                                    -----------
                                                                        133,781
                                                                    -----------
            RETAILERS, APPAREL:  2.09%
   1,000    American Eagle Outfitters, Inc.*......................       42,250
   5,000    AnnTaylor, Inc.*......................................      124,688
   2,500    Burlington Coat Factory Warehouse Corp................       47,344
   5,000    Gadzooks, Inc.*.......................................       73,750
 100,000    One Price Clothing Stores,  Inc.*.....................       62,500
   2,500    Pacific Sunwear of California, Inc.*..................       64,063
                                                                    -----------
                                                                        414,595
                                                                    -----------
            RETAILERS, BROADLINE:  1.44%
   5,000    J. C. Penney Company, Inc.............................       54,375
  10,000    Kmart Corp.*..........................................       53,125
   5,000    Nordstrom, Inc........................................       90,938
   2,500    Sears, Roebuck and Co.................................       86,875
                                                                    -----------
                                                                        285,313
                                                                    -----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            RETAILERS, SPECIALTY:  3.72%
   4,500    A.C. Moore Arts & Crafts, Inc.*.......................  $    36,844
  10,000    AutoNation, Inc.*.....................................       60,000
   4,000    Barnes & Noble, Inc.*.................................      106,000
  17,000    Friedman's, Inc.......................................       78,625
  15,000    HomeBase,  Inc.*......................................       15,000
   5,000    Jo-Ann Stores, Inc.*..................................       21,250
   5,000    Michaels Stores, Inc.*................................      132,500
   5,000    Office Depot, Inc.*...................................       35,625
  15,000    OfficeMax*............................................       43,125
   4,000    Rex Stores Corp.*.....................................       66,500
   8,000    TBC Corp.*............................................       36,500
   4,000    The Pep Boys - Manny, Moe & Jack......................       14,500
   4,000    Toys "R" Us, Inc.*....................................       66,750
   2,700    Trans World Entertainment Corp.*......................       24,131
                                                                    -----------
                                                                        737,350
                                                                    -----------
            SAVINGS & LOAN:  1.27%
   2,400    FirstFed Financial Corp.*.............................       77,550
   2,200    Golden State Bancorp, Inc.............................       69,163
   2,750    PVF Capital Corp......................................       26,125
   1,500    Washington Mutual, Inc................................       79,594
                                                                    -----------
                                                                        252,432
                                                                    -----------
            SECURITIES BROKER:  0.48%
     750    Lehman Brothers Holdings, Inc.........................       50,719
     882    The Bear Stearns Companies Inc........................       44,706
                                                                    -----------
                                                                         95,425
                                                                    -----------
            SEMICONDUCTOR & RELATED:  10.15%
   4,000    Advanced Micro Devices, Inc.*.........................       55,250
   1,500    Applied Materials, Inc.*..............................       57,281
   6,668    Atmel Corporation*....................................       77,516
   5,000    Cohu, Inc.............................................       69,688
   4,500    Credence Systems Corp.*...............................      103,500
   4,000    Cypress Semiconductor Corp.*..........................       78,750
   4,000    Dataram Corp.*........................................       46,500
   2,300    Diodes, Inc.*.........................................       23,863
   6,000    Electroglas, Inc.*....................................       91,875

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            SEMICONDUCTOR & RELATED, CONTINUED
  10,690    ESS Technology, Inc.*.................................  $    54,786
  12,000    General Semiconductor, Inc.*..........................       75,000
   2,000    Integrated Device Technology, Inc.*...................       66,250
  12,000    Integrated Silicon Solutions, Inc.*...................      172,500
   3,500    International Rectifier Corp.*........................      105,000
   4,000    KEMET Corp.*..........................................       60,500
   8,000    Kulicke and Soffa Industries, Inc.*...................       90,000
   5,000    Lam Research Corp.*...................................       72,500
   4,000    LSI Logic Corp.*......................................       68,360
   2,000    Micron Technology, Inc.*..............................       71,000
   4,000    National Semiconductor Corp.*.........................       80,500
   3,000    Novellus Systems, Inc.*...............................      107,813
   1,500    Silicon Valley Group, Inc.*...........................       43,125
   4,449    Siliconix, Inc.*......................................      100,103
  10,000    Sonicblue, Inc.*......................................       41,250
   1,250    Standard Microsystems Corp.*..........................       25,313
   2,000    Teradyne, Inc.*.......................................       74,500
   4,200    Varian Semiconductor Equipment Associates, Inc.*......       99,750
                                                                    -----------
                                                                      2,012,473
                                                                    -----------
            SOFTWARE:  4.28%
  37,000    American Software, Inc. - Class A*....................       50,875
   4,000    Autodesk, Inc.........................................      107,750
   2,000    BMC Software, Inc.*...................................       28,000
  15,000    CAM Commerce Solutions, Inc.*.........................       52,500
   4,000    Computer Associates International, Inc................       78,000
  10,000    Compuware Corp.*......................................       62,500
   1,500    Electronics for Imaging, Inc.*........................       20,906
  35,000    Netmanage, Inc.*......................................       32,813
  63,200    Peerless Systems Corp.*...............................       61,228
   2,800    Progress Software Corp.*..............................       40,425
  27,500    SEEC, Inc.*...........................................       67,031
   2,500    Software Spectrum, Inc.*..............................       15,156
   2,400    Symantec Corp.*.......................................       80,100
   1,100    Synopsys, Inc.*.......................................       52,181
   3,500    Unisys Corp.*.........................................       51,188
     558    VERITAS Software Corp.*...............................       48,825
                                                                    -----------
                                                                        849,478
                                                                    -----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            STEEL:  1.40%
  10,000    AK Steel .............................................  $    87,500
  40,000    Rouge Industries, Inc. - Class A......................       72,500
   1,351    Ryerson Tull, Inc.....................................       11,146
 100,000    The LTV Corp.*........................................       34,380
   4,000    USX-US Steel Group....................................       72,000
                                                                    -----------
                                                                        277,526
                                                                    -----------
            TOBACCO:  0.86%
   1,000    Philip Morris Companies, Inc..........................       44,000
   1,600    R.J. Reynolds Tobacco Holdings, Inc...................       78,000
   1,700    UST, Inc..............................................       47,706
                                                                    -----------
                                                                        169,706
                                                                    -----------
            TOYS:  1.55%
   6,000    Hasbro, Inc...........................................       63,750
   6,000    Mattel, Inc...........................................       86,640
   3,000    THQ, Inc.*............................................       73,125
   9,000    Topps Co.*............................................       82,688
                                                                    -----------
                                                                        306,203
                                                                    -----------
            TRANSPORTATION EQUIPMENT:  1.39%
   2,000    Cummins Engine Co.....................................       75,875
   3,000    Navistar International Corp.*.........................       78,563
     433    Sabre Holdings Corp...................................       18,673
   4,000    Trinity Industries, Inc...............................      100,000
                                                                    -----------
                                                                        273,111
                                                                    -----------
            TRUCKING:  2.06%
     150    American Freightways Corp.*...........................        4,191
   5,000    Arkansas Best Corp.*..................................       91,563
  33,800    Cannon Express, Inc.*.................................       35,913
  15,000    Consolidated  Freightways  Corp.*.....................       62,813
   3,000    Old Dominion Freight Line, Inc.*......................       28,500
   4,300    Roadway Express, Inc..................................       91,106
   4,500    Yellow Corp.*.........................................       91,617
                                                                    -----------
                                                                        405,703
                                                                    -----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            WIRELESS COMMUNICATIONS:  0.36%
  20,000    Brightpoint, Inc.*....................................  $    69,981
                                                                    -----------
            Total Common Stocks (Cost $18,157,052)................   19,317,904
                                                                    -----------

Principal
 Amount     SHORT-TERM INVESTMENTS:  4.84%
--------------------------------------------------------------------------------

$209,868    Firstar Stellar Treasury Fund.........................      209,868
 750,000    Ford Motor Credit Corp, Interest Bearing
              Commercial Paper, 1/02/01, 6.528%...................      750,000
                                                                    -----------

            TOTAL SHORT-TERM INVESTMENTS (Cost $959,868)..........      959,868
                                                                    -----------

            Total Investment in Securities
              (Cost $19,116,920): 102.28%.........................   20,277,772
            Liabilities in excess of Other Assets: (2.28%)........     (451,654)
                                                                    -----------

            Net Assets: 100.00%...................................  $19,826,118
                                                                    ===========

*    Non-income producing security.

+ At December 31, 2000, the cost of securities for Fedreal tax purposes was $19,127,154. Gross unrealized appreciation and depreciation of securities is as follows:

        Gross unrealized appreciation.............................  $ 3,373,772
        Gross unrealized depreciation.............................   (2,223,154)
                                                                    -----------

            Net unrealized appreciation...........................  $ 1,150,618
                                                                    ===========

See Notes to Financial Statements.

                               THE AL FRANK FUND

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $19,116,920) .........   $20,277,772
  Cash ...........................................................       136,436
  Receivables:
    Dividends and interest .......................................        17,819
    Fund shares sold .............................................       186,121
    Securities sold ..............................................        67,458
  Deferred organization costs ....................................        14,017
  Prepaid expenses ...............................................        32,508
                                                                     -----------
        Total assets .............................................    20,732,131
                                                                     -----------

LIABILITIES
  Payables:
    Securities purchased .........................................       762,771
    Due to advisor ...............................................        20,586
    Fund shares redeemed .........................................       112,104
    Administration fees ..........................................         6,419
    Distribution fees ............................................         4,133
                                                                     -----------
        Total liabilities ........................................       906,013
                                                                     -----------
NET ASSETS .......................................................   $19,826,118
                                                                     ===========

  NET ASSET VALUE AND REDEMPTION* PRICE PER SHARE
    [$19,862,118 / 1,359,732 shares outstanding; unlimited number
    of shares (par value $.01) authorized] .......................   $     14.58
                                                                     ===========

  OFFERING PRICE PER SHARE ($14.58 / .9450) ......................   $     15.43
                                                                     ===========

COMPONENTS OF NET ASSETS
  Paid-in capital ................................................   $18,321,732
  Accumulated net realized gain on investments ...................       343,534
  Net unrealized appreciation on investments .....................     1,160,852
                                                                     -----------
        Net assets ...............................................   $19,826,118
                                                                     ===========

See Notes to Financial Statements.

                                THE AL FRANK FUND

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends .....................................................   $ 136,615
    Interest ......................................................      55,055
                                                                      ---------
        Total income ..............................................     191,670
                                                                      ---------
  Expenses
    Advisory fees (note 3) ........................................     131,328
    Administration fees (Note 3) ..................................      31,734
    Distribution fees (note 4) ....................................      32,832
    Transfer agent fees ...........................................      25,067
    Fund accounting fees ..........................................      16,044
    Professional fees .............................................      21,060
    Registration expense ..........................................      12,034
    Deferred organization expense .................................       7,020
    Custody fees ..................................................       5,014
    Reports to shareholders .......................................       4,011
    Trustee fees ..................................................       4,050
    Miscellaneous .................................................       4,291
    Insurance expense .............................................       1,484
                                                                      ---------
        Total expenses ............................................     295,969
                                                                      ---------
            NET INVESTMENT LOSS ...................................    (104,299)
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ................................     362,231
  Net change in unrealized depreciation on investments ............    (319,164)
                                                                      ---------
        Net realized and unrealized gain on investments ...........      43,067
                                                                      ---------
            NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $ (61,232)
                                                                      =========

See Notes to Financial Statements.

                               THE AL FRANK FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                Year                  Year
                                                                                Ended                 Ended
                                                                          December 31, 2000     December 31, 1999
                                                                          -----------------     -----------------
NET INCREASE (DECREASE) IN ASSETS FROM OPERATIONS
OPERATIONS
  Net investment loss ..................................................   $   (104,299)           $    (87,003)
  Net realized gain on investments .....................................        362,231                 996,478
  Net change in unrealized depreciation on investments .................       (319,164)              2,273,900
                                                                           ------------            ------------
     Net decrease in net assets resulting from operations ..............        (61,232)              3,183,375
                                                                           ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain on security transactions ...........................       (886,353)                     --
                                                                           ------------            ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase / (decrease) in net assets derived from
   net change in outstanding shares (a).................................     13,111,125              (2,562,764)
                                                                           ------------            ------------
  Total increase in net assets .........................................     12,163,540                 620,611

NET ASSETS
  Beginning of year ....................................................      7,662,578               7,041,967
                                                                           ------------            ------------
  End of year ..........................................................   $ 19,826,118            $  7,662,578
                                                                           ============            ============

(a)  A summary of share transactions is as follows:

                                                                    Year                            Year
                                                                   Ended                            Ended
                                                              December 31, 2000                December 31, 1999
                                                         ----------------------------    ----------------------------
                                                          Shares      Paid in Capital     Shares      Paid in Capital
                                                          ------      ---------------     ------      ---------------
Shares sold ......................................        975,413       $15,365,513       155,390       $ 1,691,973
                                                         --------       -----------      --------       -----------
Shares issued on reinvestment of distributions....         55,209           881,129            --                --
Shares redeemed ..................................       (197,647)       (3,135,517)     (405,050)       (4,254,737)
                                                         --------       -----------      --------       -----------

Net increase (decrease) ..........................        832,975       $13,111,125      (249,660)      $(2,562,764)
                                                         ========       ===========      ========       ===========

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
                                                              Year                  Year           January 2, 1998*
                                                              Ended                 Ended               through
                                                        December 31, 2000     December 31, 1999    December 31, 1998
                                                        -----------------     -----------------    -----------------
Net asset value, beginning of period .................       $  14.55              $   9.07            $  10.00
                                                             --------              --------            --------
Income from investment operations:
  Net investment loss ................................          (0.08)                (0.21)              (0.08)
  Net realized and unrealized gain (loss)
    on investments ...................................           1.18                  5.69               (0.85)
                                                             --------              --------            --------
Total from investment operations .....................           1.10                  5.48               (0.93)
                                                             --------              --------            --------
Less distributions:
  From net realized gain on investments ..............          (1.07)                   --                  --
                                                             --------              --------            --------

Net asset value, end of period .......................       $  14.58              $  14.55            $   9.07
                                                             ========              ========            ========

Total return .........................................           6.98%                60.42%              (9.30%)+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ................       $ 19,826              $  7,663            $  7,042

Ratio of expenses to average net assets:
  Before expense reimbursement .......................           2.25%                 3.60%               3.74%**
  After expense reimbursement ........................           2.25%                 2.20%               2.25%**

Ratio of net investment loss to average net assets:
  After expense reimbursement ........................          (0.79%)               (1.32%)             (1.28%)**

Portfolio turnover rate ..............................          30.17%                19.00%               5.82%+

*   Commencement of operations.
**  Annualized.
+   Not Annualized.

See Notes to Financial Statements.

                               THE AL FRANK FUND

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

     The Al Frank Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on January 2, 1998. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in out of favor and undervalued equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment. The reclassification relates primarily to the net operating loss of the Fund which is not deductible for tax purposes and was reclassified to paid-in capital.

     D. DEFERRED ORGANIZATION COSTS: The fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of
          sixty  months  from  the  date  of  the  Fund   commenced   investment
          operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

                               THE AL FRANK FUND

--------------------------------------------------------------------------------
          statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended December 31, 2000, Al Frank Asset Management (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended December 31, 2000, the Fund incurred $131,328 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.25% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Funds operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $164,652 at December 31, 2000, all of which expires in 2003.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                               Fee rate
----------------                               --------
Less than $15 million                          $30,000
$15 million to less than $50 million           0.20% of average daily net assets
$50 million to less than $100 million          0.15% of average daily net assets
$100 million to less than $150 million         0.10% of average daily net assets
More than $150 million                         0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

                               THE AL FRANK FUND

--------------------------------------------------------------------------------
NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the year ended December 31, 2000, the Fund paid the Distribution Coordinator $32,832.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $15,377,042 and $3,664,642, respectively.

INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
THE AL FRANK FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Al Frank Fund (the "Fund"), a series of Advisors Series Trust, at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets and financial highlights for the each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period from January 2, 1998 (commencement of operations) through December 31, 1998 were audited by other independent accountants whose report, dated January 29, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP


New York, New York
February 15, 2001

                                     ADVISOR

                         Al Frank Asset Management, Inc.
                           465 Forest Avenue, Suite I
                         Laguna Beach, California 92651
                                 www.alfrank.com


                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018


                                    CUSTODIAN

                     Firstar Institutional Custody Services
                           425 Walnut Street, M/L 6118
                             Cincinnati, Ohio 45202


                                 TRANSFER AGENT

                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppauge, New York 11788


                                  LEGAL COUNSEL

                     Paul, Hastings, Janofsky & Walker, LLP
                              345 California Street
                         San Francisco, California 94104


                             INDEPENDENT ACCOUNTANTS

                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                            New York, New York 10036